Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000219139 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219139 | Kenvue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219139 | Fiserv
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219139 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219139 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219139 | Hartford Financial Services Group
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219139 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219139 | L3Harris Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219139 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219139 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219139 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000219139 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000219139 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000219139 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000219139 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219139 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219139 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219139 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219139 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219139 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005461 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005461 | Kenvue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005461 | Fiserv
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005461 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005461 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005461 | Hartford Financial Services Group
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005461 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005461 | L3Harris Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005461 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005461 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005461 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000005461 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000005461 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000005461 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000005461 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005461 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005461 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005461 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005461 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005461 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.80%